Contingencies	9 Months Ended
Sep. 30, 2025
Contingencies [Abstract]
Contingencies
Note 7. Contingencies

Included in note 17 on pages F-71 to F-73 of the Company’s 2024 Form 20-F is a disclosure of material contingencies outstanding as of December 31, 2024. As of September 30, 2025, there has been no material changes in the status of those contingencies.